Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,331.0		$ 2,246.5	$ 2,213.4
Ending balance	2,502.9		2,331.0	2,246.5
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,482.8		3,299.9	3,213.8
Additions	265.8		192.1	119.8
Disposals	(14.7)		(13.6)	(6.9)
Reclassifications	9.5	[1]		(27.6)
Interest on capitalized assets	2.9
Translation adjustments	(10.5)		4.4	0.8
Ending balance	3,735.8		3,482.8	3,299.9
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,151.8)		(1,053.4)	(1,000.4)
Amortization	(125.5)		(131.9)	(103.7)
Amortization of contribution from suppliers	30.2		29.8	21.1
Disposals	13.2		6.0	2.7
Reclassifications				27.7
Interest on capitalized assets	(1.4)		(1.3)	(1.4)
Translation adjustments	2.4		(1.0)	0.6
Ending balance	(1,232.9)		(1,151.8)	(1,053.4)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,191.5		1,193.3	1,154.1
Ending balance	1,203.0		1,191.5	1,193.3
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,311.3		1,274.4	1,234.2
Additions	41.0		36.9	40.4
Reclassifications	9.5	[1]		(0.2)
Ending balance	1,361.8		1,311.3	1,274.4
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(119.8)		(81.1)	(80.1)
Amortization	(57.7)		(58.2)	(31.6)
Amortization of contribution from suppliers	18.7		19.5	10.2
Reclassifications				20.4
Ending balance	(158.8)		(119.8)	(81.1)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	905.5		881.6	788.4
Ending balance	923.4		905.5	881.6
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,603.4		1,544.6	1,405.8
Additions	60.2		58.8	48.6
Reclassifications				90.2
Ending balance	1,663.6		1,603.4	1,544.6
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(697.9)		(663.0)	(617.4)
Amortization	(52.4)		(43.9)	(42.9)
Amortization of contribution from suppliers	11.5		10.3	10.9
Reclassifications				(12.2)
Interest on capitalized assets	(1.4)		(1.3)	(1.4)
Ending balance	(740.2)		(697.9)	(663.0)
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	93.1		80.5	11.9
Ending balance	126.4		93.1	80.5
Internally generated [member] | Defense and Security [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145.9		132.4	55.8
Additions	39.6		26.1	13.7
Disposals	(0.4)
Reclassifications			(13.6)	62.0
Translation adjustments	(2.0)		1.0	0.9
Ending balance	183.1		145.9	132.4
Internally generated [member] | Defense and Security [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(52.8)		(51.9)	(43.9)
Amortization	(4.5)		(3.4)	(2.4)
Amortization of contribution from suppliers	0.0
Reclassifications			2.7	(5.2)
Translation adjustments	0.6		(0.2)	(0.4)
Ending balance	(56.7)		(52.8)	(51.9)
Internally generated [member] | Service and support [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31.0		9.0
Ending balance	39.1		31.0	9.0
Internally generated [member] | Service and support [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31.0		9.0
Additions	8.1		22.0	9.0
Ending balance	39.1		31.0	9.0
Internally generated [member] | All Other Segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2.2	2.8
Ending balance				2.2
Internally generated [member] | All Other Segments [member] | Others Segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9.6		2.2
Ending balance	8.3		9.6	2.2
Internally generated [member] | All Other Segments [member] | eVTOL [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	42.4
Ending balance	154.7		42.4
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			4.6	4.6
Ending balance				4.6
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member] | Others Segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14.4		4.6
Additions	2.0		3.1
Disposals			(8.6)
Reclassifications			13.6
Translation adjustments	(2.2)		1.7
Ending balance	14.2		14.4	4.6
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member] | eVTOL [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	42.4
Additions	109.4		42.4
Interest on capitalized assets	2.9
Ending balance	154.7		42.4
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(2.4)	(1.8)
Amortization				(0.6)
Ending balance				(2.4)
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member] | Others Segment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4.8)		(2.4)
Amortization	(1.4)		(1.5)
Disposals			2.3
Reclassifications			(2.7)
Translation adjustments	0.3		(0.5)
Ending balance	(5.9)		(4.8)	(2.4)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				8.2
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				11.8
Reclassifications				(11.8)
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance				(3.6)
Amortization				0.0
Reclassifications				3.6
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27.6		48.9	76.4
Ending balance	22.8		27.6	48.9
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	301.6		302.0	310.6
Additions	5.5		2.8	4.1
Disposals	(13.6)		(3.4)	(1.6)
Reclassifications				(10.1)
Translation adjustments	(1.7)		0.2	(1.0)
Ending balance	291.8		301.6	302.0
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(274.0)		(253.1)	(234.2)
Amortization	(8.8)		(24.0)	(25.6)
Disposals	12.5		3.4	1.6
Reclassifications				4.1
Translation adjustments	1.3		(0.3)	1.0
Ending balance	(269.0)		(274.0)	(253.1)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23.8		22.3	21.4
Ending balance	19.2		23.8	22.3
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23.8		22.3	21.4
Translation adjustments	(4.6)		1.5	0.9
Ending balance	19.2		23.8	22.3
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6.5		8.7	150.2
Ending balance	6.0		6.5	8.7
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9.0		10.6	169.6
Additions				4.0
Disposals	(0.7)		(1.6)	(5.3)
Reclassifications				(157.7)
Ending balance	8.3		9.0	10.6
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2.5)		(1.9)	(19.4)
Amortization	(0.7)		(0.9)	(0.6)
Disposals	0.7		0.3	1.1
Reclassifications				17.0
Translation adjustments	0.2
Ending balance	$ (2.3)		$ (2.5)	$ (1.9)

[1]	Non-cash transactions: reclassifications between intangible assets and inventories